16. Intangible assets (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill [member] | Gol linhas aereas S.A. ("GLA") [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets - book values	R$ 325,381	R$ 325,381
Intangible assets - book value - UGC		3,615,949
Intangible assets - value in use	R$ 20,784,520	R$ 26,543,428
Intangible assets - discount rate	13.98%	12.20%
Intangible assets - perpetuity growth rate	3.25%	3.55%
Goodwill [member] | Smiles S.A. ("Smiles") [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets - book values	R$ 216,921	R$ 216,921
Intangible assets - book value - UGC		161,669
Intangible assets - value in use	R$ 6,771,424	R$ 6,061,994
Intangible assets - discount rate	14.72%	12.07%
Intangible assets - perpetuity growth rate	3.25%	3.55%
Slots [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets - book values	R$ 1,038,900	R$ 1,038,900
Intangible assets - book value - UGC		3,615,949
Intangible assets - value in use	R$ 21,064,362	R$ 21,373,789
Intangible assets - discount rate	12.20%	12.85%
Intangible assets - perpetuity growth rate	3.25%	3.53%